American Century California Tax-Free and Municipal Funds

Prospectus Supplement

California Tax-Free Bond

Supplement dated January 26, 2007 * Prospectus dated January 1, 2007

Effective January 1, 2007, the following replaces The Fund Management Team and
California Tax-Free Bond sections on page 15 of the prospectus.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions.
The funds' lead portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

California Tax-Free Bond

Alan Kruss (Lead Portfolio Manager)

Mr. Kruss, Vice President and Portfolio Manager, has been a member of the
California Tax-Free Bond team since April 2006. He joined American Century in
May 1997 and became a portfolio manager in December 2001. He has a bachelor's degree in finance from San Francisco State University.

Steven M. Permut (Macro Strategy Team Representative)

Mr. Permut, Senior Vice President and Senior Portfolio Manager, has been a member of the California Tax-Free Bond team since July 2001. He joined American
Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of New York -
Oneonta and an MBA in finance from Golden Gate University - San Francisco.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53434 0701

American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated January 26, 2007 * Statement of Additional Information dated January 1, 2007

EFFECTIVE JANUARY 1, 2007, THE ENTRY FOR ROBERT J. MILLER IN THE OTHER ACCOUNTS
MANAGED TABLE ON PAGE 44 IS REPLACED WITH THE FOLLOWING.

OTHER ACCOUNTS MANAGED  (AS OF AUGUST 31, 2006)

                                   REGISTERED                        OTHER ACCOUNTS
                                   INVESTMENT                        (E.G., SEPARATE
                                   COMPANIES                         ACCOUNTS AND
                                   (E.G., OTHER    OTHER POOLED      CORPORATE
                                   AMERICAN        INVESTMENT        ACCOUNTS,
                                   CENTURY FUNDS   VEHICLES (E.G.,   INCLUDING
                                   AND AMERICAN    COMMINGLED        INCUBATION
                                   CENTURY -       TRUSTS AND        STRATEGIES AND
                                   SUBADVISED      529 EDUCATION     CORPORATE
                                   FUNDS)          SAVINGS PLANS)    MONEY)
------------------------------------------------------------------------------------
California Tax-Free Bond
------------------------------------------------------------------------------------
Alan Kruss(1)   Number of Other    1               0                 0
                Accounts Managed
------------------------------------------------------------------------------------
                Assets in Other    $147,191,148    N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------

(1)  MR. KRUSS BECAME LEAD PORTFOLIO MANAGER ON THE FUND JANUARY 1, 2007.
     INFORMATION IS PROVIDED AS OF JANUARY 19, 2007.

THE FOLLOWING REPLACES THE ENTRY FOR ROBERT J. MILLER IN THE OWNERSHIP OF
SECURITIES TABLE ON PAGE 46. INFORMATION PROVIDED AS OF JANUARY 19, 2007.

--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
California Tax-Free Bond
           Alan Kruss(1)           A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53435 0701